Note 4 - Long-term Investments	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
4.	Long-term investments

As at November 30, 2022, the Company's long-term investments consist of GRC and NevGold Corp. ("NevGold") and are measured at fair value through other comprehensive income ("FVTOCI"). Long-term investments are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. During the year ended November 30, 2022, the Company recorded an unrealized loss of $60,940 (unrealized gain of $9,257 for 2021) and a deferred tax recovery of $8,227 (deferred tax expense of $1,250 for 2021) in other comprehensive loss relating to its long-term investments. Refer to table below, "The changes in long-term investments, when accounted for at FVTOCI".

Investment in Gold Royalty Corp.

On March 11, 2021, following the Company's loss of control over GRC, the Company remeasured the value of its retained investment at fair value and recognized a gain of $118,201. The Company initially measured its 20 million share interest in GRC at $5.92 (US$4.72) per share, based on the closing price of GRC common shares on March 11, 2021 (the "IPO Closing Date").

Gain on remeasurement of GRC shares

($)
Fair value of investment in GRC	118,312
GRC net asset value - March 11, 2021	111
Gain on loss of control over GRC	118,201

The changes in the investment in GRC, when accounted for as an investment in associate from March 11, 2021 to November 5, 2021 are as follows:

During the year ended November 30, 2021, the Company recorded a net gain on ownership dilution of $5,169, which was recorded within share of loss in associate in the consolidated statements of comprehensive income (loss). The net gain on ownership dilution was recognized upon the Company remeasuring its share of GRC's net assets following the acquisitions of Ely Gold, Abitibi and Golden Valley by GRC.

($)
Investment in GRC - March 11, 2021	118,312
Share of loss in GRC	(8,100)
Share of OCI in GRC	(857)
Gain on ownership interest dilution	5,169
Derecognition of investment in associate - November 5, 2021	(114,524)
Balance at end of year	-

On November 5, 2021, the Company ceased to exercise significant influence over GRC and the $114,524 investment in associate was derecognized. As a result of the discontinuation of equity accounting, the Company remeasured the value of its retained investment at a fair value of $120,833 and recognized a gain of $5,452 as a result of the remeasurement of the GRC shares of $6,309 and the reclassification of $857 from other comprehensive income to profit and loss. After the November 5, 2021 remeasurement of the investment in GRC at fair value, it is subsequently being measured at FVTOCI.

The gains on remeasurement of the Company's investment in GRC for the year ended November 30, 2021 consist of the following:

($)
Gain on loss of control over GRC	118,201
Gain on loss of significant influence over GRC	6,309
Foreign currency adjustment reclassified to net income	(857)
Gains on remeasurement of investment in GRC	123,653

The changes in investment in GRC, when accounted for at FVTOCI from November 5, 2021 to November 30, 2021 are as follows:

($)
Balance at November 30, 2020	-
Initial recognition of investment in GRC	120,833
Unrealized gain - November 5, 2021 to November 30, 2021	9,257
Balance at the end of year	130,090

The Company's investment in GRC is recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. 20.7 million of the GRC shares held by the Company are pledged as security for the Company's margin loan (Note 8).

During the year ended November 30, 2022, the Company acquired 1,178,659 GRC common shares for $5,200 including transaction costs, through open market purchases over the facilities of the NYSE American.

NevGold Corp.

During the year ended November 30, 2022, the Company acquired 5,925,925 common shares of NevGold upon the grant of an option to NevGold on the Company's Almaden Project, representing a 10.5% ownership interest upon closing of the transaction. This included the purchase of 1,481,481 NevGold common shares for $1,000 and the receipt of 4,444,444 common shares of NevGold with a fair value of $2,489 (Note 6). The investment in NevGold was initially recognized at fair value based on quoted market prices and subsequently measured at FVTOCI, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss.

The changes in long-term investments, when accounted for at FVTOCI are as follows:

		As at November 30, 2021			As at November 30, 2022
	Number of shares	Fair value ($)	Additions ($)	Unrealized Gains (Losses) ($)	Fair Value ($)
Investment in GRC	21,178,659	130,090	5,200	(59,733)	75,557
Investment in NevGold	5,925,925	-	3,489	(1,207)	2,282
		130,090	8,689	(60,940)	77,839

		As at November 30, 2020			As at November 30, 2021
	Number of shares	Fair value ($)	Initial recognition of investment in GRC ($)	Unrealized Gains (Losses) ($)	Fair Value ($)
Investment in GRC	20,000,000	-	120,833	9,257	130,090
	20,000,000	-	120,833	9,257	130,090